As filed with the Securities and Exchange Commission on August 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2014

Date of reporting period:  June 30, 2014

Item 1. Schedules of Investments.

Scharf Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares	COMMON STOCKS - 88.20%	Value
	Automobiles - 6.04%
87,200	Honda Motor Co., Ltd. (b)	$3,044,533
58,408	Porsche Automobil Holding SE - ADR (b)	6,085,602
		9,130,135
	Automotive Parts and Accessories - Retail - 4.01%
44,885	Advance Auto Parts, Inc.	6,055,884
	Business Services - 2.96%
24,693	International Business Machines Corp.	4,476,100
	Computer and Electronic Product Manufacturing - 13.21%
73,500	Apple, Inc. (e)	6,830,355
184,835	NCR Corp. (a)	6,485,860
10,298	Samsung Electronics Co., Ltd. (c)	6,652,508
		19,968,723
	Conglomerates - 1.90%
22,707	Berkshire Hathaway, Inc. - Class B (a)	2,873,798
	Direct Health and Medical Insurance Carriers - 2.16%
52,550	Aflac, Inc.	3,271,237
	Drug Stores - 3.60%
72,269	CVS Caremark Corp.	5,446,915
	General Merchandise Stores - 6.13%
94,015	Dollar General Corp. (a)	5,392,700
66,686	Target Corp.	3,864,454
		9,257,154
	Internet Media - 2.20%
17,830	Baidu, Inc. - ADR (a)	3,330,822
	Medical Equipment and Supplies - 3.85%
80,439	Baxter International, Inc.	5,815,740
	Oil and Gas Support Services - 8.06%
60,373	Apache Corp.	6,074,731
86,037	Halliburton Co.	6,109,488
		12,184,219
	Petroleum Refining - 3.68%
17,483	Chevron Corp.	2,282,406
45,416	Total SA - ADR	3,279,035
		5,561,441
	Pharmaceutical Preparation and Manufacturing - 10.57%
39,838	Allergan, Inc.	6,741,386
53,877	Novartis AG - ADR	4,877,485
81,787	Sanofi - ADR	4,348,615
		15,967,486
	Property and Casualty Insurance - 5.92%
108,302	American International Group, Inc.	5,911,123
4,619	Markel Corp. (a)	3,028,401
		8,939,524
	Rail Transportation - 2.05%
17,116	Canadian Pacific Railway Ltd. (b)	3,100,392
	Software Publishers - 7.73%
147,586	Microsoft Corp.	6,154,336
136,544	Oracle Corp.	5,534,129
		11,688,465
	Telecommunications - 4.13%
128,340	China Mobile Ltd. - ADR	6,238,608

	TOTAL COMMON STOCKS (Cost $107,526,167)	133,306,643

	MISCELLANEOUS INVESTMENTS - 1.37%
32,700	Miscellaneous Investments (f)	2,068,812
	TOTAL MISCELLANEOUS INVESTMENTS (Cost $1,957,380)	2,068,812

	MONEY MARKET FUNDS - 10.23%
15,455,182	First American Tax Free Obligations Fund - Class Z, 0.00% (d)	15,455,182
	TOTAL MONEY MARKET FUNDS (Cost $15,455,182)	15,455,182

	Total Investments in Securities (Cost $124,938,729) - 99.80%	150,830,637
	Other Assets in Excess of Liabilities - 0.20%	303,778
	TOTAL NET ASSETS - 100.00%	$151,134,415

Schedule of Options Written
June 30, 2014 (Unaudited)

Contracts	OPTIONS WRITTEN	Value
56	Apple, Inc.
	Expiration: January 2015, Exercise Price: $530.00	$101,360
	TOTAL OPTIONS WRITTEN (Premiums received $84,170)	$101,360

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2014.
(e)	A porton of this security is pledged as collateral for written options.
(f)	Represents previously undisclosed securities which the Fund has held for less than one year.

Scharf Balanced Opportunity Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares	COMMON STOCKS - 67.82%	Value
	Ambulatory Health Care Services - 0.79%
4,000	Quest Diagnostics, Inc. (e)	$234,760
	Automobiles - 3.86%
9,800	Honda Motor Co., Ltd. (b)	342,161
7,757	Porsche Automobil Holding SE (b)	808,202
		1,150,363
	Automotive Parts and Accessories - Retail - 3.08%
6,814	Advance Auto Parts, Inc.	919,345
	Business Services - 1.75%
2,874	International Business Machines Corp.	520,970
	Computer and Electronic Product Manufacturing - 9.51%
11,669	Apple, Inc.	1,084,400
26,109	NCR Corp. (a)	916,165
1,295	Samsung Electronics Co., Ltd. (c)	836,570
		2,837,135
	Conglomerates - 0.80%
1,887	Berkshire Hathaway, Inc. - Class B (a)	238,819
	Direct Health and Medical Insurance Carriers - 1.61%
7,700	Aflac, Inc.	479,325
	Drug Stores - 2.69%
10,625	CVS Caremark Corp.	800,806
	General Merchandise Stores - 4.33%
13,469	Dollar General Corp. (a)	772,582
8,968	Target Corp.	519,695
		1,292,277
	Internet Media - 1.73%
2,760	Baidu, Inc. - ADR (a)	515,596
	Medical Equipment and Supplies - 2.47%
10,199	Baxter International, Inc.	737,388
	Oil and Gas Support Services - 6.59%
10,173	Apache Corp.	1,023,607
13,248	Halliburton Co.	940,741
		1,964,348
	Petroleum Refining - 3.06%
2,692	Chevron Corp.	351,441
7,752	Total SA - ADR	559,694
		911,135
	Pharmaceutical Preparation and Manufacturing - 7.70%
6,196	Allergan, Inc.	1,048,487
6,973	Novartis AG - ADR	631,266
11,598	Sanofi - ADR	616,665
		2,296,418
	Property and Casualty Insurance - 5.30%
14,425	American International Group, Inc.	787,317
1,210	Markel Corp. (a)	793,324
		1,580,641
	Rail Transportation - 1.29%
2,132	Canadian Pacific Railway Ltd. (b)	386,190
	Real Estate - 2.06%
14,862	HCP, Inc.	614,990
	Software Publishers - 5.59%
20,878	Microsoft Corp.	870,612
19,654	Oracle Corp.	796,577
		1,667,189
	Telecommunications - 3.61%
20,950	China Mobile Ltd. - ADR	1,018,380
1,200	Verizon Communications, Inc. (e)	58,716
		1,077,096

	TOTAL COMMON STOCKS (Cost $15,893,646)	20,224,791

	MISCELLANEOUS INVESTMENTS - 0.88%
4,200	Miscellaneous Investments (f)	261,489
	TOTAL MISCELLANEOUS INVESTMENTS (Cost $245,891)	261,489

Shares	PREFERRED STOCKS - 5.82%	Value
	Closed-End Funds - 3.52%
19,983	GDL Fund - Series B	1,005,744
1,700	General American Investors Co., Inc. - Series B	43,384
		1,049,128
	Investment Banking and Brokerage - 2.16%
31,530	Goldman Sachs Group, Inc. - Series B	643,212
	Utilities - 0.14%
2,000	SCE Trust II	43,600

	TOTAL PREFERRED STOCKS (Cost $1,691,630)	1,735,940

	ROYALTY TRUSTS - 1.14%
	Oil and Gas Support Services - 1.14%
26,800	SandRidge Permian Trust	340,092
	TOTAL ROYALTY TRUSTS (Cost $424,522)	340,092

Principal
Amount	CORPORATE BONDS - 0.89%	Value
	Automotive Parts and Accessories - Retail - 0.19%
	Advance Auto Parts, Inc.
$ 50,000	5.75%, 5/1/2020	57,433
	Computer and Electronic Product Manufacturing - 0.34%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	100,299
	Industrial Containers and Packaging - 0.36%
	Ball Corp.
100,000	5.75%, 5/15/2021	106,875

	TOTAL CORPORATE BONDS (Cost $262,426)	264,607

	MUNICIPAL BONDS - 3.61%

	California Health Facilities Financing Authority, Revenue Bonds, Chinese Hospital Association
10,000	3.00%, 6/1/2024, Series 2012	9,326
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
80,000	7.11%, 2/1/2021, Series 2011B	86,943
65,000	7.875%, 2/1/2026, Series 2011B	72,793
	California State, General Obligation, Highway Safety, Traffic Reduction, Air Quality and Port Security Bonds
65,000	6.509%, 4/1/2039, Series 2009B	73,764
	California State, General Obligation, Various Purpose
125,000	6.20%, 10/1/2019	150,045
25,000	5.60%, 11/1/2020	29,413
75,000	6.65%, 3/1/2022, Series 2010	93,386
420,000	7.95%, 3/1/2036, Series 2010	512,400
	State of Michigan, General Obligation, School Loan and Refunding Bonds
40,000	6.95%, 11/01/2020, Series 2009A	50,070
	TOTAL MUNICIPAL BONDS (Cost $1,073,888)	1,078,140

Shares	MONEY MARKET FUNDS - 19.91%
5,935,893	First American Tax Free Obligations Fund - Class Z, 0.00% (d)	5,935,893
	TOTAL MONEY MARKET FUNDS (Cost $5,935,893)	5,935,893

	Total Investments in Securities (Cost $25,527,896) - 100.07%	29,840,952
	Liabilities in Excess of Other Assets - (0.07)%	(21,130)
	TOTAL NET ASSETS - 100.00%	$29,819,822

Schedule of Options Written
June 30, 2014 (Unaudited)

Contracts	CALL OPTIONS WRITTEN	Value
40	Quest Diagnostics, Inc.
	Expiration: January 2015, Exercise Price: $55.00	$22,400
12	Verizon Communications, Inc.
	Expiration: January 2015, Exercise Price: $40.00	10,800

	TOTAL CALL OPTIONS WRITTEN (Premiums received $27,421)	$33,200

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2014.
(e)	A porton of this security is pledged as collateral for written options.
(f)	Represents previously undisclosed securities which the Fund has held for less than one year.

Note 1 – Securities Valuation

The Scharf Fund and the Scharf Balanced Opportunity Fund (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks, preferred stocks, and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities, such as corporate bonds, asset backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2014:

Scharf Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,055,884	$-	$-	$6,055,884
Consumer Staples	5,446,915	-	-	5,446,915
Energy	11,670,928	-	-	11,670,928
Finance and Insurance	15,084,560	-	-	15,084,560
Healthcare	21,783,226	-	-	21,783,226
Industrial	3,100,392	-	-	3,100,392
Information Technology	39,464,110	-	-	39,464,110
Manufacturing	9,130,135	-	-	9,130,135
Mining	6,074,731	-	-	6,074,731
Retail Trade	9,257,154	-	-	9,257,154
Telecommunications	6,238,608	-	-	6,238,608
Total Common Stocks	133,306,643	-	-	133,306,643
Miscellaneous Investments	2,068,812	-	-	2,068,812
Short-Term Investments	15,455,182	-	-	15,455,182
Total Assets	$150,830,637	$-	$-	$150,830,637

Liabilities:
Options Written	$101,360	$-	$-	$101,360
Total Liabilities	$101,360	$-	$-	$101,360

Scharf Balanced Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$919,345	$-	$-	$919,345
Consumer Staples	800,806	-	-	800,806
Energy	1,851,875	-	-	1,851,875
Finance and Insurance	2,298,785	-	-	2,298,785
Healthcare	3,268,566	-	-	3,268,566
Industrial	386,191	-	-	386,191
Information Technology	5,540,890	-	-	5,540,890
Manufacturing	1,150,363	-	-	1,150,363
Mining	1,023,607	-	-	1,023,607
Real Estate	614,990	-	-	614,990
Retail Trade	1,292,277	-	-	1,292,277
Telecommunications	1,077,096	-	-	1,077,096
Total Common Stocks	20,224,791	-	-	20,224,791
Miscellaneous Investments	261,489	-	-	261,489
Preferred Stocks
Closed-End Funds	1,049,128	-	-	1,049,128
Finance and Insurance	643,212	-	-	643,212
Utilities	43,600	-	-	43,600
Total Preferred Stocks	1,735,940	-	-	1,735,940
Royalty Trust
Mining	340,092	-	-	340,092
Total Royalty Trust	340,092	-	-	340,092
Fixed Income
Corporate Bonds	-	264,607	-	264,607
Municipal Bonds	-	1,078,140	-	1,078,140
Total Fixed Income	-	1,342,747	-	1,342,747
Short-Term Investments	5,935,893	-	-	5,935,893
Total Investments in Securities	$28,498,205	$1,342,747	$-	$29,840,952

Liabilities:
Options Written	$-	$33,200	$-	$33,200
Total Liabilities	$-	$33,200	$-	$33,200

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at June 30, 2014, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended June 30, 2014.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with each Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Funds’ custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

Average Balance Information

The average monthly market values of purchased and written options during the period ended June 30, 2014, for the Scharf Fund was $8,249 and $56,455, respectively

Transactions in written options contracts for the period ended June 30, 2014, are as follows:

Scharf Fund	Contracts	Premiums Received
Beginning balance*	56	$84,170
Outstanding at June 30, 2014	56	$84,170
* Number of contracts adjusted for 7:1 split.

Average Balance Information
The average monthly market value of written options during the period ended June 30, 2014, for the Scharf Balanced Opportunity Fund was $17,195.

Transactions in written options contracts for the period ended June 30, 2014, are as follows:

Scharf Balanced Opportunity Fund	Contracts	Premiums Received
Beginning balance	98	$66,108
Options written	40	19,326
Options exercised	(86)	(58,013)
Outstanding at June 30, 2014	52	$27,421

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2014, was as follows*:

Scharf Fund

Cost of investments	$125,085,593

Gross unrealized appreciation	26,341,807
Gross unrealized depreciation	(596,763)
Net unrealized appreciation	$25,745,044

Scharf Balanced Opportunity Fund

Cost of investments	$18,228,268

Gross unrealized appreciation	4,444,811
Gross unrealized depreciation	(152,678)
Net unrealized appreciation	$4,292,133

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date  8/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  8/22/2014

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  8/22/2014

* Print the name and title of each signing officer under his or her signature.